Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 4,580	$ 3,785
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Debt	$ 4,580	3,785
Reasonably possible increase in risk variable, impact on profit before tax	53	104
Reasonably possible decrease in risk variable, impact on profit before tax	(53)	(104)
US Dollar | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,132	1,983
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,448	1,802
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	718	834
Chad | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	62	61
Tanzania | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	112	121
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	306	337
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	207	191
Luxembourg (SEK denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	43	243
Other | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 0	$ 15